LEGAL PROCEEDINGS	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
LEGAL PROCEEDINGS

NOTE 10  LEGAL PROCEEDINGS

We are involved in several lawsuits with our principal competitor, EMED Technologies Corporation (“EMED”), wherein EMED has alleged that our needle sets infringe various patents controlled by EMED.  Certain of these lawsuits also allege antitrust violations, unfair business practices, and various other claims.  We are vigorously defending against all of the lawsuits brought by EMED.  Although no assurances can be given, we believe we have meritorious defenses to all of EMED’s claims.

The initial case involving EMED was filed by us in the United States District Court for the Eastern District of California on September 20, 2013 (the “California case”), in response to a letter from EMED claiming patent infringement by us, and sought a declaratory judgment establishing the invalidity of the patent referenced in the letter – EMED’s US patent 8,500,703 – or “‘703.”  EMED answered the complaint and asserted patent infringement of the ‘703 Patent and several counterclaims relating generally to claims of unfair business practices against us. We responded by adding several claims against EMED, generally relating to claims of unfair business practices on EMED’s part.  Both parties have requested injunctive relief and monetary damages in unspecified amounts.

On August 22, 2017, we filed a motion in this California case seeking a Preliminary Injunction prohibiting EMED from making false statements and claims regarding the products of both companies.  The motion has now been fully briefed, and the parties are awaiting action by the Court.

Earlier, on September 11, 2015, we requested an ex parte reexamination of the ‘703 patent by the US Patent and Trademark Office (“USPTO”). The ex parte reexamination resulted in a Final Office Action dated July 19, 2017 rejecting all of EMED’s claims in the patent.  On January 25, 2018 EMED filed an Appeal Brief with a Petition for Revival, which was accepted.  On April 9, 2018 the USPTO denied EMED’s request for reconsideration of the order rejecting all claims in the ‘703 patent.

The second court case was filed by EMED in the United States District Court for the Eastern District of Texas on June 25, 2015, claiming patent infringement of Claim 1 of another of its patents (US 8,961,476 – “‘476”), by our needle sets, and seeking unspecified monetary damages (“ED Texas ‘476 matter”). This ‘476 patent is related to the ‘703 patent.

On September 17, 2015, we requested an inter partes review (“IPR”) of ‘476, and in response to our request, the Court entered an order staying the ED Texas ‘476 matter until after the Patent Trial and Appeal Board (“PTAB”) of the USPTO made a decision regarding the validity of the patent.  On January 12, 2017, the PTAB issued its Final Written Decision in our favor invalidating all but one (“dependent Claim 9”) of the claims in the ‘476 patent.   EMED appealed the PTAB’s ruling to the United States Court of Appeals for the Federal Circuit, which affirmed the PTAB’s Final Written Decision in our favor on April 3, 2018.  On April 18, 2018, EMED filed a petition for en banc rehearing, which was denied.  On August 16, 2018, EMED petitioned the United States Supreme Court for a Writ of Certiorari to review the Federal Circuit’s upholding the PTAB’s Final Written Decision.  On October 29, 2018 the United States Supreme Court denied EMED’s Petition for a Writ of Certiorari, thus finally affirming the PTAB’s invalidation of ‘476, save for one dependent claim.

Following the PTAB’s Final Written Decision in the IPR regarding ‘476, EMED filed a new patent application claiming priority back to the application that issued as ‘703, which is the patent at issue in the California case.  Submitted for accelerated examination, this new application issued as US 9,808,576 – “‘576” on November 7, 2017.  On this same date, EMED filed a new case (the “third case”) in the United States District Court for the Eastern District of Texas claiming patent infringement of ‘576, also directed to our needle sets, and seeking unspecified damages and a preliminary injunction against our marketing of its needle sets.  We filed a Motion to Dismiss or Transfer Venue to the United States District Court for the Southern District of New York (“SDNY”), which has resulted in the transfer of the third case to SDNY (“SDNY ‘576 matter”).

The SDNY ‘576 matter is proceeding with preliminary matters and although a fixed trial date has not been set it is expected to be in the fourth quarter of 2019 or the first quarter of 2020.

On April 23, 2018, EMED filed a new civil case (the “fourth case”) against us in the United States District Court for the Eastern District of Texas (the “Texas Court”) asserting antitrust, defamation and unfair business practice claims, and seeking unspecified damages, similar to those previously presented in the California case, described above.  As the result of a hearing on November 14, 2018, on December 7, 2018 the Court entered an order transferring the fourth case to the United States District Court for the Eastern District of California (the “California Court”) to be combined with the California case, or dismissed, as the California Court sees fit.

At the same hearing on November 14, 2018, the Texas Court granted EMED leave to amend its infringement contentions, following the IPR decision invalidating all but one claim of the ‘476 patent, in order to assert infringement of that sole remaining claim, namely dependent Claim 9.  The Texas Court’s order allowing EMED’s amendment of its infringement contentions against us was entered on December 7, 2018.

The ED Texas ‘476 matter is now proceeding under EMED’s amended infringement contention to incorporate the surviving dependent Claim 9, which incorporates Claims 1 and 8 of the ‘476 patent, meaning that, to prove infringement on the part of us, EMED must prove more elements of infringement than it originally charged against us.  The Texas Court has set a trial date of August 19, 2019 for the trial of the ED Texas ‘476 matter.

As is required by the respective Courts in both the SDNY ‘576 matter and the ED Texas ‘476 matter, the parties are engaging in settlement discussions and have scheduled mediation sessions.

Although we believe it has meritorious claims and defenses in all of the above-described actions and proceedings, their outcomes cannot be predicted with any certainty. If any of these actions against us are successful, they could have a material adverse effect on our business, results of operations, financial condition and cash flows.